OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Outstanding Financial Instruments Contract Amounts Represent Credit Risk
Financial instruments whose contract amounts represent credit risk at December 31, 2013 and 2012 were as follows:

	December 31,
	2013	2012
	(In Thousands)
Commitments to extend credit:
Commitments to originate loans	$8,742	$11,123
Undisbursed construction loans	9,193	3,406
Undisbursed home equity lines of credit	41,031	23,019
Undisbursed commercial lines of credit	59,930	23,842
Overdraft protection lines	1,221	1,190
Standby letters of credit	81	611
Total commitments	$120,198	$63,191

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2013, future minimum rental commitments pursuant to the terms of noncancelable lease agreements, by year and in the aggregate, are as follows (in thousands):

2014	$1,617
2015	1,452
2016	1,291
2017	1,130
2018	1,013
Thereafter	8,424
Total	$14,927

Schedule of Future Minimum Rental Payments Receivable [Table Text Block]	At December 31, 2013, future minimum lease payments receivable for the noncancelable lease agreement is as follows:

2014	$19
2015	19
2016	19
2017	19
2018	19
Thereafter	106
Total	$201